Taxes (Details) - Schedule of taxes payable	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Taxes Payable Abstract
VAT taxes payable	¥ 41,902	$ 6,017	¥ 168,384
Income taxes payable	5,363,733	770,142	6,217,156
Other taxes payable	24,094	3,459	39,206
Totals	¥ 5,429,729	$ 779,618	¥ 6,424,746